Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of weighted average number of shares considers the ordinary shares
	2021	2020	2019
Net loss of the year	(100,863)	(10,447)	(17,013)
Number of ordinary shares issued at December 31*	101,110	97,129	97,129
Weighted average basic number of ordinary shares	98,143	97,129	97,129
Assumed exercise of share equivalents	—	—	—
Weighted average diluted number of shares	98,143	97,129	97,129
Basic and diluted loss per share in the year	(1.03)	(0.11)	(0.18)

*	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.